Segment Reporting - Schedule of Significant Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 156,849	$ 144,841
Cost of revenue	39,425	37,414
Gross profit	117,424	107,427
Significant operating expenses:
Advertising expense	4,000	4,500
Impairment of intangible asset and capitalized development	0	15,213
Loss from operations	(48,124)	(61,723)
Income tax provision	(743)	(332)
Net loss attributable to common stockholders	(44,372)	(55,774)
Other segment items, depreciation and amortization expense	1,300	1,800
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	156,849	144,841
Cost of revenue	39,425	37,414
Gross profit	117,424	107,427
Significant operating expenses:
Personnel costs	112,030	107,560
Professional services	18,599	11,430
Rent and facilities	4,706	4,451
Software expense	13,359	12,489
Advertising expense	3,997	4,465
Impairment of intangible asset and capitalized development	0	15,213
Other segment items	12,857	13,542
Loss from operations	(48,124)	(61,723)
Interest and other income, net	4,495	6,281
Income tax provision	(743)	(332)
Net loss attributable to common stockholders	(44,372)	(55,774)
Depreciation and amortization expense	2,400	2,100
Expenses related to the stockholder litigation	$ 9,200	$ 800